UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21718

                        OPPENHEIMER DIVIDEND GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                   9.5%
--------------------------------------------------------------------------------
Commercial Banks                                                            8.8
--------------------------------------------------------------------------------
Diversified Financial Services                                              8.1
--------------------------------------------------------------------------------
Electric Utilities                                                          7.7
--------------------------------------------------------------------------------
Pharmaceuticals                                                             7.5
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.5
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.0
--------------------------------------------------------------------------------
Chemicals                                                                   3.8
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      3.8
--------------------------------------------------------------------------------
Household Products                                                          3.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.6%
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.4
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.4
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        2.3
--------------------------------------------------------------------------------
General Electric Co.                                                        2.3
--------------------------------------------------------------------------------
Eli Lilly & Co.                                                             2.2
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.2
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                               2.1
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                                     2.1
--------------------------------------------------------------------------------
Boeing Co.                                                                  2.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                      8 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Financials                    18.1%
   Consumer Staples              12.2
   Health Care                   11.9
   Industrials                   11.8
   Energy                        10.1
   Consumer Discretionary        10.1
   Utilities                      9.8
   Information Technology         8.0
   Materials                      4.0
   Telecommunication Services     4.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 8/12/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      10 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, June 30, 2005 (commencement of operations) and held for the period ended October 31, 2005.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on May 1, 2005 and held for the six months ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                      11 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                      12 | OPPENHEIMER DIVIDEND GROWTH FUND

-------------------------------------------------------------------------------
                                           ENDING          EXPENSES
                           BEGINNING       ACCOUNT         PAID DURING
                           ACCOUNT         VALUE           THE PERIOD ENDED
                           VALUE           (10/31/05)      OCTOBER 31, 2005 1,2
-------------------------------------------------------------------------------
Class A Actual             $ 1,000.00      $ 1,011.70      $   3.70
-------------------------------------------------------------------------------
Class A Hypothetical         1,000.00        1,019.76          5.51
-------------------------------------------------------------------------------
Class B Actual               1,000.00        1,009.30          6.33
-------------------------------------------------------------------------------
Class B Hypothetical         1,000.00        1,015.88          9.44
-------------------------------------------------------------------------------
Class C Actual               1,000.00        1,009.30          6.33
-------------------------------------------------------------------------------
Class C Hypothetical         1,000.00        1,015.88          9.44

                                           ENDING          EXPENSES
                           BEGINNING       ACCOUNT         PAID DURING
                           ACCOUNT         VALUE           THE PERIOD ENDED
                           VALUE           (10/31/05)      OCTOBER 31, 2005 2,3
-------------------------------------------------------------------------------
Class N Actual             $ 1,000.00      $   993.80      $   2.99
-------------------------------------------------------------------------------
Class N Hypothetical         1,000.00        1,018.40          6.89

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B and C are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 124/365 [to reflect the period from June 30, 2005 (commencement of operations) to October 31, 2005].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3. Actual expenses paid for Class N are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 81/365 [to reflect the period from August 12, 2005 (inception of offering) to October 31, 2005].

Those expense ratios for Classes A, B and C for the period from July 8, 2005 (commencement of operations) to October 31, 2005 and for Class N for the period from August 12, 2005 (inception of offering) to October 31, 2005 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------
Class A                            1.08%
--------------------------------------------
Class B                            1.85
--------------------------------------------
Class C                            1.85
--------------------------------------------
Class N                            1.35

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
-------------------------------------------------------------------------------


                      13 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------
                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--93.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Johnson Controls, Inc. 1                                    3,160   $   215,038
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Yum! Brands, Inc.                                           3,210       163,293
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Fortune Brands, Inc. 1                                      2,840       215,755
--------------------------------------------------------------------------------
MEDIA--1.6%
McGraw-Hill Cos., Inc. (The)                                4,520       221,209
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Target Corp.                                                2,400       133,656
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Home Depot, Inc.                                            4,390       180,166
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Nike, Inc., Cl. B 1                                         2,280       191,634
--------------------------------------------------------------------------------
CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
PepsiCo, Inc.                                               5,070       299,536
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Wal-Mart Stores, Inc.                                       4,380       207,218
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Wm. Wrigley Jr. Co.                                         3,020       209,890
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.6%
Colgate-Palmolive Co.                                       4,770       252,619
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                  4,580       256,434
                                                                    ------------
                                                                        509,053

--------------------------------------------------------------------------------
TOBACCO--2.6%
Altria Group, Inc. 1                                        4,820       361,741
--------------------------------------------------------------------------------
ENERGY--9.5%
--------------------------------------------------------------------------------
OIL & GAS--9.5%
Amerada Hess Corp. 1                                        1,740       217,674
--------------------------------------------------------------------------------
Apache Corp. 1                                              2,900       185,107
--------------------------------------------------------------------------------
Chevron Corp. 1                                             4,370       249,396
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                           3,750       210,525
--------------------------------------------------------------------------------
Kinder Morgan, Inc. 1                                       2,570       233,613
--------------------------------------------------------------------------------
Marathon Oil Corp. 1                                        3,930       236,429
                                                                    ------------
                                                                      1,332,744


                     14 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--16.9%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.8%
Bank of America Corp.                                       8,270   $   361,730
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                            10,630       269,364
--------------------------------------------------------------------------------
Wachovia Corp.                                              6,100       308,172
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                     7,450       295,020
                                                                    ------------
                                                                      1,234,286

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.1%
American Express Co.                                        4,610       229,440
--------------------------------------------------------------------------------
Citigroup, Inc.                                             7,215       330,303
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                        8,830       323,355
--------------------------------------------------------------------------------
Legg Mason, Inc. 1                                          2,340       251,105
                                                                    ------------
                                                                      1,134,203

--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.9%
Wyeth                                                       6,100       271,816
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Medtronic, Inc.                                             4,350       246,471
--------------------------------------------------------------------------------
PHARMACEUTICALS--7.5%
Abbott Laboratories 1                                       5,780       248,829
--------------------------------------------------------------------------------
Eli Lilly & Co. 1                                           6,330       315,171
--------------------------------------------------------------------------------
Johnson & Johnson                                           4,060       254,237
--------------------------------------------------------------------------------
Pfizer, Inc.                                               10,640       231,314
                                                                    ------------
                                                                      1,049,551

--------------------------------------------------------------------------------
INDUSTRIALS--11.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
Boeing Co. 1                                                4,330       279,891
--------------------------------------------------------------------------------
General Dynamics Corp. 1                                    2,100       244,230
--------------------------------------------------------------------------------
United Technologies Corp.                                   4,890       250,759
                                                                    ------------
                                                                        774,880

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.6%
United Parcel Service, Inc., Cl. B 1                        3,050       222,467
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.0%
3M Co.                                                      3,010       228,700
--------------------------------------------------------------------------------
General Electric Co.                                        9,510       322,484
                                                                    ------------
                                                                        551,184


                      15 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                             4,380   $    174,149
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.6%
International Business Machines Corp.                      2,680        219,438
--------------------------------------------------------------------------------
IT SERVICES--1.5%
Automatic Data Processing, Inc.                            4,580        213,703
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Intel Corp.                                                7,610        178,835
--------------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                           10,510        270,107
--------------------------------------------------------------------------------
MATERIALS--3.8%
--------------------------------------------------------------------------------
CHEMICALS--3.8%
Air Products & Chemicals, Inc. 1                           4,480        256,435
--------------------------------------------------------------------------------
Praxair, Inc.                                              5,560        274,720
                                                                   -------------
                                                                        531,155

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
BellSouth Corp.                                            6,790        176,676
--------------------------------------------------------------------------------
SBC Communications, Inc.                                   7,630        181,976
--------------------------------------------------------------------------------
Verizon Communications, Inc.                               5,430        171,099
                                                                   -------------
                                                                        529,751

--------------------------------------------------------------------------------
UTILITIES--9.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.7%
Dominion Resources, Inc. 1                                 2,670        203,134
--------------------------------------------------------------------------------
Exelon Corp.                                               4,190        218,006
--------------------------------------------------------------------------------
FPL Group, Inc.                                            5,060        217,884
--------------------------------------------------------------------------------
PPL Corp.                                                  7,020        220,007
--------------------------------------------------------------------------------
Southern Co.                                               6,390        223,582
                                                                   -------------
                                                                      1,082,613

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.5%
SCANA Corp.                                                5,300        210,251
                                                                   -------------
Total Common Stocks (Cost $13,153,366)                               13,135,793


                      16 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                           PRINCIPAL          VALUE
                                                                              AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.2%
----------------------------------------------------------------------------------------------------
Undivided interest of 0.11% in joint repurchase
agreement (Principal Amount/ Value $647,082,000,
with a maturity value of $647,153,179) with UBS
Warburg LLC, 3.96%, dated 10/31/05, to be
repurchased at $728,080 on 11/1/05, collateralized
by Federal National Mortgage Assn., 5%, 10/1/35,
with a value of $661,717,556 (Cost $728,000)                              $  728,000   $    728,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $13,881,366)                                  98.9%    13,863,793
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                  1.1        148,911
                                                                          --------------------------
NET ASSETS                                                                     100.0%  $ 14,012,704
                                                                          ==========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                           CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                                     SUBJECT TO CALL        DATES      PRICE   RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------------
Abbott Laboratories                               25     11/21/05   $  47.50   $    725   $       --
Air Products & Chemicals, Inc.                    20     12/19/05      60.00      1,380        1,200
Altria Group, Inc.                                21     11/21/05      80.00      1,449          945
Amerada Hess Corp.                                 4     11/21/05     150.00      1,068           --
Amerada Hess Corp.                                 8     11/21/05     140.00        936          360
Amerada Hess Corp.                                 2     11/21/05     135.00        228          220
Apache Corp.                                      12     11/21/05      75.00      1,092          120
Boeing Co.                                        20     12/19/05      75.00        480           --
Chevron Corp.                                     20     12/19/05      65.00      1,280          600
Dominion Resources, Inc.                           4     11/21/05      80.00        396          180
Dominion Resources, Inc.                           8     12/19/05      85.00        352          160
Eli Lilly & Co.                                   25     12/19/05      55.00        350          375
Fortune Brands, Inc.                              13     12/19/05      85.00        702          390
General Dynamics Corp.                             9     11/21/05     125.00        621           45
Johnson Controls, Inc.                            15     12/19/05      75.00        360          300
Kinder Morgan, Inc.                               10     11/21/05      95.00        590          650
Kinder Morgan, Inc.                                3     12/19/05     100.00        222          180
Legg Mason, Inc.                                   8     11/21/05     115.00        707          400
Marathon Oil Corp.                                10     11/21/05      70.00        390           50
Marathon Oil Corp.                                 8     12/19/05      70.00        592          320
Nike, Inc., Cl. B                                  7     11/21/05      90.00        238           56
United Parcel Service, Inc., Cl. B                23     11/21/05      75.00      1,126        1,150
                                                                               ---------------------
                                                                               $ 15,284   $    7,701
                                                                               =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $13,881,366)--see accompanying statement of investments                                    $ 13,863,793
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                         54,360
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                          800,827
Interest                                                                                                                     19,217
Other                                                                                                                           983
                                                                                                                       -------------
Total assets                                                                                                             14,739,180

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $15,284)--see accompanying statement of investments                              7,701
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                       706,126
Distribution and service plan fees                                                                                            1,701
Transfer and shareholder servicing agent fees                                                                                 1,659
Shareholder communications                                                                                                    1,345
Shares of beneficial interest redeemed                                                                                          385
Trustees' compensation                                                                                                          159
Other                                                                                                                         7,400
                                                                                                                       -------------
Total liabilities                                                                                                           726,476

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $ 14,012,704
                                                                                                                       =============

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                             $      1,388
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                               14,004,855
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                            10,985
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                                  5,466
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                                   (9,990)
                                                                                                                       -------------
NET ASSETS                                                                                                             $ 14,012,704
                                                                                                                       =============


                      18 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $10,702,587 and
1,059,200 shares of beneficial interest outstanding)                                              $10.10
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $10.72
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,177,218 and 116,773 shares of
beneficial interest outstanding)                                                                  $10.08
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,081,212 and 206,440 shares of
beneficial interest outstanding)                                                                  $10.08
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $51,687 and 5,116 shares of beneficial
interest outstanding)                                                                             $10.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended October 31, 2005 1
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                             $  44,992
--------------------------------------------------------------------------------
Interest                                                                  5,759
                                                                      ----------
Total investment income                                                  50,751

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          13,622
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   3,664
Class B                                                                   1,246
Class C                                                                   2,091
Class N                                                                      34
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   1,832
Class B                                                                     327
Class C                                                                     425
Class N                                                                      30
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   1,161
Class B                                                                     110
Class C                                                                     174
Class N                                                                       6
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               5,986
--------------------------------------------------------------------------------
Registration and filing fees                                              1,602
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 200
--------------------------------------------------------------------------------
Trustees' compensation                                                      178
--------------------------------------------------------------------------------
Other                                                                     1,528
                                                                      ----------
Total expenses                                                           34,216
Less waivers and reimbursements of expenses                              (8,229)
                                                                      ----------
Net expenses                                                             25,987

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    24,764


                      20 | OPPENHEIMER DIVIDEND GROWTH FUND

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                 $     348
Closing and expiration of option contracts written                        5,118
                                                                     ----------
Net realized gain                                                         5,466
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             (17,573)
Option contracts written                                                  7,583
                                                                     ----------
Net change in unrealized depreciation                                    (9,990)

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  20,240
                                                                     ==========

1. For the period from June 30, 2005 (commencement of operations) to October 31, 2005 for Class A, B and C, and the period from August 12, 2005 (inception of offering) to October 31, 2005 for Class N.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS  Unaudited
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                         ENDED
                                                            OCTOBER 31, 2005 1
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                            $      24,764
--------------------------------------------------------------------------------
Net realized gain                                                        5,466
--------------------------------------------------------------------------------
Net change in unrealized depreciation                                   (9,990)
                                                            --------------------
Net increase in net assets resulting from operations                    20,240

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (11,999)
Class B                                                                   (636)
Class C                                                                 (1,085)
Class N                                                                    (59)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                             10,597,932
Class B                                                              1,176,667
Class C                                                              2,077,764
Class N                                                                 51,880

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                                      13,910,704
--------------------------------------------------------------------------------
Beginning of period                                                    102,000 2
                                                            --------------------
End of period (including accumulated net investment
income of $10,985 for the period ended
October 31, 2005)                                                $  14,012,704
                                                            ====================

1. For the period from June 30, 2005 (commencement of operations) to October 31, 2005 for Class A, B and C, and the period from August 12, 2005 (inception of offering) to October 31, 2005 for Class N.

2. Reflects the value of the Manager's initial seed money investment on May 2, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                     CLASS A           CLASS B
                                                PERIOD ENDED      PERIOD ENDED
                                             OCT. 31, 2005 1   OCT. 31, 2005 1
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.00          $  10.00
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                  .04               .01
Net realized and unrealized gain                         .08               .08
                                             ----------------------------------
Total from investment operations                         .12               .09
-------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.02)             (.01)
-------------------------------------------------------------------------------

Net asset value, end of period                      $  10.10          $  10.08
                                             ==================================

-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      0.47%             0.22%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 10,703          $  1,177
-------------------------------------------------------------------------------
Average net assets (in thousands)                   $  5,351          $    376
-------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   1.28%             0.37%
Total expenses                                          1.41%             2.47%
Expenses after waivers and reduction to
custodian expenses                                      1.08%             1.85%
-------------------------------------------------------------------------------
Portfolio turnover rate                                    2%                2%

1. For the period from June 30, 2005 (commencement of operations) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                      CLASS C          CLASS N
                                                 PERIOD ENDED     PERIOD ENDED
                                              OCT. 31, 2005 1  OCT. 31, 2005 2
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $  10.00         $  10.18
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 3                                   .01              .02
Net realized and unrealized gain                          .08             (.08)
                                              ----------------------------------
Total from investment operations                          .09             (.06)
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.01)            (.02)
--------------------------------------------------------------------------------

Net asset value, end of period                       $  10.08         $  10.10
                                              ==================================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                       0.22%           (0.62)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  2,081         $     52
--------------------------------------------------------------------------------
Average net assets (in thousands)                    $    632         $     32
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                    0.44%            0.88%
Total expenses                                           2.42%            2.15%
Expenses after waivers and reduction to
custodian expenses                                       1.85%            1.35%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               2%

1. For the period from June 30, 2005 (commencement of operations) to October 31, 2005.

2. For the period from August 12, 2005 (inception of offering) to October 31, 2005.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Dividend Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                      25 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund


                      26 | OPPENHEIMER DIVIDEND GROWTH FUND
asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      27 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              PERIOD ENDED OCTOBER 31, 2005 1,2
                                                     SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                              1,058,678        $ 10,692,417
Dividends and/or
distributions reinvested                                772               7,870
Redeemed                                            (10,250)           (102,355)
                                              ----------------------------------
Net increase                                      1,049,200        $ 10,597,932
                                              ==================================

--------------------------------------------------------------------------------
CLASS B
Sold                                                116,824        $  1,178,194
Dividends and/or
distributions reinvested                                 51                 522
Redeemed                                               (202)             (2,049)
                                              ----------------------------------
Net increase                                        116,673        $  1,176,667
                                              ==================================

--------------------------------------------------------------------------------
CLASS C
Sold                                                206,261        $  2,076,958
Dividends and/or
distributions reinvested                                 80                 821
Redeemed                                                 (1)                (15)
                                              ----------------------------------
Net increase                                        206,340        $  2,077,764
                                              ==================================

--------------------------------------------------------------------------------
CLASS N
Sold                                                  5,111        $     51,822
Dividends and/or
distributions reinvested                                  5                  58
Redeemed                                                 --                  --
                                              ----------------------------------
Net increase                                          5,116        $     51,880
                                              ==================================

1. For the period from June 30, 2005 (commencement of operations) to October 31, 2005, for Class A, B, C and the period from August 12, 2005 (inception of offering) to October 31, 2005 for Class N.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B and Class C at a value of $1,000 respectively, to the Manager upon seeding of the Fund on May 2, 2005. The Fund sold 98 shares of Class N at a value of $1,000 to the Manager on August 12, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended October 31, 2005, were as follows:

                                                           PURCHASES      SALES
-------------------------------------------------------------------------------
Investment securities                                    $10,442,930    $87,399


                      28 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.625% of the next $200 million, 0.60% of the next $200 million, 0.575% of the next $200 million, 0.55% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended October 31, 2005, the Fund paid $934 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B shares were $1,639. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and


                      29 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2005           $36,888             $--             $10             $--             $--

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 1.10% for Class A shares, 1.85% for Class B and Class C shares and 1.35% for Class N shares. During the period ended October 31, 2005, the Manager reimbursed the Fund $6,164, $789, $1,207 and $48 for Class A, Class B, Class C and Class N shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the period ended October 31, 2005, OFS waived $6, $7 and $8 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.


                      30 | OPPENHEIMER DIVIDEND GROWTH FUND

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended October 31, 2005 was as follows:

                                      CALL OPTIONS
                            ----------------------
                            NUMBER OF    AMOUNT OF
                            CONTRACTS     PREMIUMS
--------------------------------------------------
Options outstanding as of
June 30, 2005                      --   $       --
Options written                   385       21,125
Options closed or expired        (104)      (5,118)
Options exercised                  (6)        (723)
                            ----------------------
Options outstanding as of
October 31, 2005                  275   $   15,284
                            ======================

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      31 | OPPENHEIMER DIVIDEND GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      32 | OPPENHEIMER DIVIDEND GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including a majority of the Independent Trustees, is required to determine annually whether to renew the Fund's Advisory Agreement. The Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board will receive information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Advisory Agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The Manager will provide the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's equity investment team, who will provide advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their own experiences as directors or trustees of other funds advised by the Manager. The Board has received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Neil M. McCarthy and Joseph R. Higgins and the members of the Manager's Equity Team. The Board also considered the historical performance of other accounts and portfolios advised by the Manager and the portfolio managers. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.


                     33 | OPPENHEIMER DIVIDEND GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates. The Board also considered the other expenses that will be borne by the Fund and the comparability of the fees and services of the Fund to the fees and services of other types of entities advised by the Manger. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation to be paid to the Manager's affiliates and research that may be provided to the Manger in connection with permissible brokerage arrangements (soft dollar arrangements). The Board reviewed the extent to which economies of scale may be realized by the Fund and the anticipated effect of the Manager's voluntary expense limitation.

      CONCLUSIONS. These factors were also considered by the Independent Trustees meeting separately from the full Board. Based on its review of the information it received and its evaluations described above, the Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager were a benefit to the Fund and would be in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be paid to the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the adoption of the Advisory Agreement. The Board judged the terms and conditions of the Advisory Agreement, including the management fee, in light of all of the surrounding circumstances.


                     34 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005